Deferred Policy Acquisition Costs and Value of Business Acquired (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss recognition event for DAC					$ 149.5
Loss recognition event for VOBA					$ 9.1
Minimum
Deferred Policy Acquisition Costs, Interest accrued percentage	1.00%	1.50%	1.50%	2.00%	3.00%
Value of Business Acquired (VOBA), Interest accrued percentage	3.00%	2.00%	2.00%	3.00%	3.00%
Maximum
Deferred Policy Acquisition Costs, Interest accrued percentage	7.40%	7.40%	7.40%	8.00%	8.00%
Value of Business Acquired (VOBA), Interest accrued percentage	7.50%	7.40%	7.40%	7.00%	7.00%